Cash and restricted cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of reconciliation of cash and restricted cash
A reconciliation of cash at bank and restricted cash in the consolidated balance sheets to the total amount in the consolidated statement of cash flows is as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Cash at bank	860,472	561,148
Restricted cash	40,957	27,126
Cash and restricted cash shown in the consolidated statements of cash flows	901,429	588,274
Cash and restricted cash are amounts deposited with financial institutions at the locations noted below:

	As of December 31,
	2022	2023
	RMB	RMB
Financial institutions in the mainland of the PRC
– Denominated in RMB	595,559	528,022
– Denominated in US$	258,475	14,542
– Denominated in Great Britain Pound (“GBP”)	—	81
Total cash balances held in the mainland of the PRC	854,034	542,645
Financial institutions in Hong Kong
– Denominated in US$	9,402	—
– Denominated in Hong Kong dollars (“HKD”)	14	13
– Denominated in RMB	—	27
Total cash balances held in Hong Kong	9,416	40
Financial institutions in Sweden
– Denominated in Swedish Krona (“SEK”)	14,473	28,972
– Denominated in US$	555	204
Total cash balances held in Sweden	15,028	29,176
Financial institutions in the United Kingdom
– Denominated in Great Britain Pounds (“GBP”)	22,934	12,356
Total cash balances held in the United Kingdom	22,934	12,356
Financial institutions in the United States
– Denominated in US$	17	3,867
Total cash balances held in the United States	17	3,867
Financial institutions in Germany
– Denominated in Euro	—	190
Total cash balances held in Germany	—	190
Total cash balances held at financial institutions in RMB	901,429	588,274

Restrictions on Cash and Cash Equivalents
A reconciliation of cash at bank and restricted cash in the consolidated balance sheets to the total amount in the consolidated statement of cash flows is as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Cash at bank	860,472	561,148
Restricted cash	40,957	27,126
Cash and restricted cash shown in the consolidated statements of cash flows	901,429	588,274
Cash and restricted cash are amounts deposited with financial institutions at the locations noted below:

	As of December 31,
	2022	2023
	RMB	RMB
Financial institutions in the mainland of the PRC
– Denominated in RMB	595,559	528,022
– Denominated in US$	258,475	14,542
– Denominated in Great Britain Pound (“GBP”)	—	81
Total cash balances held in the mainland of the PRC	854,034	542,645
Financial institutions in Hong Kong
– Denominated in US$	9,402	—
– Denominated in Hong Kong dollars (“HKD”)	14	13
– Denominated in RMB	—	27
Total cash balances held in Hong Kong	9,416	40
Financial institutions in Sweden
– Denominated in Swedish Krona (“SEK”)	14,473	28,972
– Denominated in US$	555	204
Total cash balances held in Sweden	15,028	29,176
Financial institutions in the United Kingdom
– Denominated in Great Britain Pounds (“GBP”)	22,934	12,356
Total cash balances held in the United Kingdom	22,934	12,356
Financial institutions in the United States
– Denominated in US$	17	3,867
Total cash balances held in the United States	17	3,867
Financial institutions in Germany
– Denominated in Euro	—	190
Total cash balances held in Germany	—	190
Total cash balances held at financial institutions in RMB	901,429	588,274